TYPE			13F-HR/A

PERIOD			12/31/06

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: DECEMBER 31, 2006

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER: [1]
THIS AMENDMENT (CHECK ONE):  [X] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   AUGUST 7, 2007

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2007.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  55 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $61,018(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103     3207    37372 SH       Sole                    25492             11880
                                                               266     3100 SH       Other                                      3100
AMERICAN INTL GRP              COM              026874107     2638    36812 SH       Sole                    24787             12025
                                                                90     1250 SH       Other                                      1250
ASPEN INS HLDGS LTD            COM              G05384105     1368    51910 SH       Sole                    35030             16880
                                                                47     1800 SH       Other                                      1800
BARD, C.R. INC.                COM              067383109     1860    22415 SH       Sole                    14960              7455
                                                               116     1400 SH       Other                                      1400
BOSTON SCIENTIFIC              COM              101137107      995    57915 SH       Sole                    38945             18970
                                                                33     1925 SH       Other                                      1925
CITIGROUP INC                  COM              172967101     2812    50477 SH       Sole                    33947             16530
DOVER CORP                     COM              260003108     2657    54210 SH       Sole                    36345             17865
                                                               103     2100 SH       Other                                      2100
EMERSON ELECTRIC               COM              291011104     1418    32164 SH       Sole                    21044             11120
GANNETT INC                    COM              364730101     1194    19743 SH       Sole                    13403              6340
GENERAL ELECTRIC               COM              369604103     2903    78010 SH       Sole                    52675             25335
                                                                99     2665 SH       Other                                      2665
HOME DEPOT INC                 COM              437076102     2366    58925 SH       Sole                    39855             19070
                                                                66     1650 SH       Other                                      1650
HONEYWELL INTL                 COM              438516106     2360    52161 SH       Sole                    35176             16985
                                                                21      475 SH       Other                                       475
JOHNSON & JOHNSON              COM              478160104     3093    46849 SH       Sole                    31596             15253
                                                               106     1600 SH       Other                                      1600
L-3 COMMUN HLDGS               COM              502424104     1268    15500 SH       Sole                    10420              5080
                                                                42      515 SH       Other                                       515
LEGGETT & PLATT                COM              524660107     1773    74170 SH       Sole                    51015             23155
                                                                24     1000 SH       Other                                      1000
LOWE'S COMPANIES               COM              548661107     2419    77670 SH       Sole                    52520             25150
                                                                69     2200 SH       Other                                      2200
MEDTRONIC INC                  COM              585055106     1200    22435 SH       Sole                    14845              7590
                                                                43      800 SH       Other                                       800
MONTPELIER RE HLDGS LTD        COM              G62185106     1000    53725 SH       Sole                    35775             17950
NEWS CORP LTD A                COM              65248E104     2215   103110 SH       Sole                    69235             33875
                                                                77     3605 SH       Other                                      3605
PFIZER INC                     COM              717081103     1882    72680 SH       Sole                    49370             23310
                                                               135     5225 SH       Other                                      5225
REALOGY CORP                   COM              75605E100     1289    42514 SH       Sole                    28539             13975
                                                                45     1468 SH       Other                                      1468
ST JUDE MEDICAL                COM              790849103     1277    34925 SH       Sole                    23400             11525
                                                                44     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101     1834    33275 SH       Sole                    22390             10885
                                                                61     1110 SH       Other                                      1110
TEXTRON INC                    COM              883203101     1757    18742 SH       Sole                    12340              6402
                                                                66      705 SH       Other                                       705
TYCO INTL LTD                  COM              902124106     3493   114890 SH       Sole                    76985             37905
                                                                75     2475 SH       Other                                      2475
UNITEDHEALTH GRP               COM              91324p102     1430    26608 SH       Sole                    17933              8675
                                                                48      895 SH       Other                                       895
WAL-MART STORES                COM              931142103     2669    57805 SH       Sole                    39015             18790
                                                                91     1980 SH       Other                                      1980
WELLS FARGO & CO               COM              949746101     1748    49165 SH       Sole                    29544             19621
WYNDHAM WORLDWIDE              COM              98310W108     1090    34042 SH       Sole                    22842             11200
                                                                38     1175 SH       Other                                      1175
ZIMMER HLDGS INC               COM              98956p102     1932    24655 SH       Sole                    16600              8055
                                                                65      825 SH       Other                                       825